Income Tax - Reconciliation of deferred tax assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	$ 16,303	$ 9,549	$ 4,047
Deferred tax benefit (expense)	2,337	11,773	(15,916)
Deferred tax assets	42,760	36,174
Deferred tax liabilities	(26,457)	(26,625)
Items for which no deferred tax asset has been recognized:
Depreciation and amortization for tax purposes	15,720	9,747
Provisions, accruals and prepayments	61,597	45,711
Deferred revenue	161,508	86,722
Unrealized foreign currency exchange gains	2,484	3,569
Unused tax losses	1,005,649	814,106
Intangible assets	1,527,714	1,682,610
Tax benefit from share plans- income	76,843	69,113
Tax benefit from share plans- equity	15,402	74,631
Carried forward tax credits- credited to profit and loss	142,178	100,251
Unrealized loss on investments	11,169	1,541
Other, net	38,561	28,063
Items for which no deferred tax assets is recognized	3,058,825	2,916,064
Reconciliation of deferred tax assets, net
Beginning balance	9,549	4,047
Deferred tax expense for the year	2,337	11,773
Credited (Debited) to equity	6,975	(6,147)
Impact from business combinations	(733)	(97)
Currency revaluation impact	(341)	(27)
Ending balance	16,303	9,549	4,047
Depreciation for tax purposes
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	2,143	275
Deferred tax benefit (expense)	1,691	(215)	(2,564)
Reconciliation of deferred tax assets, net
Beginning balance	275
Ending balance	2,143	275
Provisions, accruals and prepayments
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	(3,245)	(1,427)
Deferred tax benefit (expense)	(1,697)	(1,843)	(7,164)
Reconciliation of deferred tax assets, net
Beginning balance	(1,427)
Ending balance	(3,245)	(1,427)
Deferred revenue
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	2,963	(948)
Deferred tax benefit (expense)	1,291	(1,198)	(23,932)
Reconciliation of deferred tax assets, net
Beginning balance	(948)
Ending balance	2,963	(948)
Unrealized foreign currency exchange losses (gains)
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	(3,450)	9
Deferred tax benefit (expense)	(802)	1,422	(101)
Reconciliation of deferred tax assets, net
Beginning balance	9
Ending balance	(3,450)	9
Unrealized investment gains
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	(16,205)	(23,150)
Deferred tax benefit (expense)	8	5,269	(405)
Reconciliation of deferred tax assets, net
Beginning balance	(23,150)
Ending balance	(16,205)	(23,150)
Carried forward tax losses
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	8,101	7,610
Deferred tax benefit (expense)	1,966	1,970	(409)
Reconciliation of deferred tax assets, net
Beginning balance	7,610
Ending balance	8,101	7,610
Carried forward tax credits—credited to profit and loss
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	13,557	9,129
Deferred tax benefit (expense)	6,757	5,555	(3,005)
Reconciliation of deferred tax assets, net
Beginning balance	9,129
Ending balance	13,557	9,129
Intangible assets
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	10,409	15,555
Deferred tax benefit (expense)	(3,853)	44	13,095
Reconciliation of deferred tax assets, net
Beginning balance	15,555
Ending balance	10,409	15,555
Tax benefit from share plans—income
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	1,651	1,143
Deferred tax benefit (expense)	718	162	331
Reconciliation of deferred tax assets, net
Beginning balance	1,143
Ending balance	1,651	1,143
Tax benefit from share plans—equity
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	133	733
Deferred tax benefit (expense)	(870)	(704)	300
Reconciliation of deferred tax assets, net
Beginning balance	733
Ending balance	133	733
Deferred foreign taxes
Reflected in the consolidated statements of financial position as follows:
Deferred tax benefit (expense)	0	0	10,605
Other, net
Reflected in the consolidated statements of financial position as follows:
Deferred tax assets, net	246	620
Deferred tax benefit (expense)	(2,872)	1,311	$ (2,667)
Reconciliation of deferred tax assets, net
Beginning balance	620
Ending balance	$ 246	$ 620